Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues		$ 733,872		$ 835,576		$ 749,890
Segment cost of revenues		(191,382)	[1]	(204,394)	[2]	(216,717)	[3]
Segment gross profit		542,490		631,182		533,173
SBC in cost of revenues	[4]	(191)		(277)		(720)
Gross profit		542,299		630,905		532,453
Operating expenses:
Product development		(258,746)	[1]	(264,959)	[2]	(234,615)	[3]
Sales and marketing		(225,352)	[1]	(182,522)	[2]	(159,329)	[3]
General and administrative		(54,326)	[1]	(77,651)	[2]	(51,378)	[3]
SBC in operating expenses	[4]	(4,748)		(8,301)		(13,760)
Total operating expenses		(543,172)		(533,433)		(459,082)
Operating profit/(loss)		(873)		97,472		73,371
Other income		17,643		29,416		25,993
Interest income		17,311		15,641		7,369
Interest expense		0		(7,500)		(6,234)
Exchange difference		6,524		(3,462)		(3,800)
Income before income tax expense		40,605		131,567		96,699
Income tax expense		(57,946)		(62,296)		(133,226)
Net income/(loss) from continuing operations		(17,341)		69,271		(36,527)
Net (loss)/income from discontinued operations		0		864,902		(91,793)
Net income/(loss)		(17,341)		934,173		(128,320)
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		141,586		186,606		201,544
Segment cost of revenues		(98,373)	[1]	(113,881)	[2]	(122,362)	[3]
Segment gross profit		43,213		72,725		79,182
SBC in cost of revenues	[4]	(47)		(1)		(177)
Gross profit		43,166		72,724		79,005
Operating expenses:
Product development		(120,431)	[1]	(113,186)	[2]	(97,681)	[3]
Sales and marketing		(167,837)	[1]	(126,126)	[2]	(106,057)	[3]
General and administrative		(32,494)	[1]	(36,949)	[2]	(25,861)	[3]
SBC in operating expenses	[4]	(630)		(804)		(1,759)
Total operating expenses		(321,392)		(277,065)		(231,358)
Operating profit/(loss)		(278,226)		(204,341)		(152,353)
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		592,286		648,970		548,346
Segment cost of revenues		(93,009)	[1]	(90,517)	[2]	(94,362)	[3]
Segment gross profit		499,277		558,453		453,984
SBC in cost of revenues	[4]	(144)		(276)		(543)
Gross profit		499,133		558,177		453,441
Operating expenses:
Product development		(138,315)	[1]	(151,773)	[2]	(136,934)	[3]
Sales and marketing		(57,515)	[1]	(56,396)	[2]	(53,272)	[3]
General and administrative		(21,832)	[1]	(40,702)	[2]	(25,517)	[3]
SBC in operating expenses	[4]	(4,118)		(7,497)		(12,001)
Total operating expenses		(221,780)		(256,368)		(227,724)
Operating profit/(loss)		277,353		301,809		225,717
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		0		0		0
Segment cost of revenues		0	[1]	4	[2]	7	[3]
Segment gross profit		0		4		7
SBC in cost of revenues	[4]	0		0		0
Gross profit		0		4		7
Operating expenses:
Product development		0	[1]	0	[2]	0	[3]
Sales and marketing		0	[1]	0	[2]	0	[3]
General and administrative		0	[1]	0	[2]	0	[3]
SBC in operating expenses	[4]	0		0		0
Total operating expenses		0		0		0
Operating profit/(loss)		$ 0		$ 4		$ 7

[1]	Total depreciation and amortization expenses of Sohu and Changyou were $19.8 million and $11.5 million, respectively, for the year ended December 31, 2022.
[2]	Total depreciation and amortization expenses of Sohu and Changyou were $23.4 million and $12.6 million, respectively, for the year ended December 31, 2021.
[3]	Total depreciation and amortization expenses of Sohu and Changyou were $26.4 million and $13.5 million, respectively, for the year ended December 31, 2020.
[4]	“SBC” stands for share-based compensation expense.